Meritage Yield-Focus Equity Fund
SUMMARY SECTION – MERITAGE YIELD-FOCUS EQUITY FUND
Investment Objective
The investment objective of the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund” or the “Fund”) is to seek long-term growth of capital with an emphasis on high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Meritage Yield-Focus Equity Fund - USD ($)	Institutional Shares	Investor Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Meritage Yield-Focus Equity Fund		Institutional Shares	Investor Shares
Management Fee		0.75%	0.75%
Distribution and/or Service Fee (12b-1) Fees		none	0.25%
Other Expenses		0.69%	0.69%
Acquired Fund Fees and Expenses		0.18%	0.18%
Total Annual Operating Expenses		1.62%	1.87%
Expense Reduction/Reimbursement	[1]	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.18%	1.43%
[1]	The Fund’s adviser (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of the Fund’s average daily net assets through December 31, 2016. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Meritage Yield-Focus Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	120	468	840	1,885
Investor Shares	146	545	970	2,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if its changes its 80% Policy.

The Fund principally invests in the following exchange-traded equity securities (“Equity Securities”) and will generally limit its investment in each type of equity security to the corresponding range referenced below:

Type of Equity Security	Portfolio Investment Range (% of Total Assets)
Common Stock	50%-100%
Master Limited Partnerships (“MLPs”)	0%-25%
Real Estate Investment Trusts (“REITs”)	0%-25%
Convertible Preferred Stock	0%-15%
Non-Convertible Preferred Stock	0%-15%
Business Development Companies (“BDCs”)	0%-10%
Limited Partnerships (other than MLPs)	0%-10%

With respect to 10% of its total assets, the Fund may use exchange-traded funds (“ETFs”) to invest in particular sectors instead of investing directly in companies comprising those sectors.

MLPs are publicly traded partnerships that predominately operate, or directly or indirectly own, energy-related assets. REITs are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. BDCs are publicly-traded closed-end funds that seek capital appreciation and income by investing in smaller companies during their initial stages of development. With respect to investments in BDCs, the Fund plans to invest only in publicly traded BDCs. Not all publicly traded partnerships are considered MLPs. Limited Partnerships that are not MLPs are publicly traded partnerships that do not meet the qualifications contained in Section 7704 of the Internal revenue Code of 1986, as amended (the “IRC”).

The Fund seeks competitive equity performance with less volatility than a broad based equity index such as the Russell 3000 Value Index by principally investing in Equity Securities that the Adviser believes have: (1) attractive valuations based on the fundamentals of the underlying companies; and (2) cash distribution yields meaningfully higher than those provided by the general equity market and that the Adviser believes will be maintained or increased. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value market and includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund expects to generate 50% to 75% of expected long-term return from cash dividends and distributions on portfolio securities.

While the Fund invests primarily in the exchange-traded Equity Securities of domestic companies, up to 40% of the Fund’s total assets may be invested in the common stock (or its equivalent) of and American Depositary Receipts (“ADRs”) relating to foreign companies (including those located in emerging markets) that trade in the U.S. ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks.

The Fund invests in Equity Securities of companies without regard to the size of those companies, subject to a minimum market capitalization requirement of greater than $200 million.

The Adviser’s investment selection method is based on its quantitative process and qualitative research and is designed to identify companies that it believes (1) are selling for less than what the Adviser believes they are worth, (2) represent a better value than buying the corresponding benchmark as a whole, and (3) are the most attractive investment opportunities in the Adviser’s investment universe. The Fund will invest in 40-75 companies to strike what the Adviser believes to be an appropriate balance between investments in the Adviser’s best ideas and risk exposure to any one company or sector.

The Adviser regularly monitors the companies in the portfolio in the context of other opportunities that are available and may sell a security or reduce its position in a security for specific reasons. Some examples include: (1) the position has appreciated thus reducing its quantitative score and return potential, (2) the position has become oversized and the Adviser believes it should be reduced to decrease risk, and (3) the Adviser develops concerns about the underlying company’s business prospects.
Principal Investment Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

ADR Risk. The value of ADRs is subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

BDC Risk. A BDC may invest in the equity and debt securities of smaller and developing companies as well as companies that are experiencing financial crises (“Portfolio Companies”). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on debt securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity and a BDC may not be able to liquidate investments in Portfolio Companies at their perceived value and may not be able to reduce exposure to such investments during adverse market or economic conditions. A BDC may use leverage (e.g. borrowing and the issuance of debt and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC’s net asset value to decline or if related interest charges exceed investment income. Finally, since a BDC is a regulated investment company, an investment therein is also subject to Investment Company Risk (see below).

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the IRC impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. Business development companies and ETFs are subject to additional risks such as the fact their shares may trade at a market price above or below their net asset values or an active market may not develop.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Limited Partnership Risk. The risks of investing in publicly traded limited partnerships that are not MLPs are generally the same as the risks of investing in the common stock of a corporation and the risks of investing in MLPs with the exception that MLPs often face additional risks inherent to investments in the energy industry and MLPs may be subject to additional qualification requirements under the IRC. In addition, many publicly traded limited partnerships that are not MLPs are treated as a corporation for tax purposes.

Management Risk. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Prior to the date of this Prospectus, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser (See “Investment Company Risk,” above). The Adviser’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and, as a result, the Fund may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

MLP Risk. MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities. In addition, MLPs have relatively high distribution rates compared to corporate securities. The characterization of these distributions as either long-term capital gains or as some other type of return may not be ascertainable until the end of a taxable year and may complicate the calculation of the Funds’ and shareholders’ taxes.

Preferred Stock Risk. The Fund seeks to purchase preferred stock with higher dividend rates. Issuers of higher yielding preferred stock are more likely to defer payment on dividends and to experience financial crisis such as bankruptcy and liquidation than issuers of lower yielding preferred stocks. The value of preferred stock is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. Also, the value of preferred stock that is convertible into other securities of an issuer tends to vary with the fluctuation in the market value of the securities into which they may be converted. Preferred stock ranks below debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT Risk. REITs are subject to the risks generally associated with real estate investments, such as: (1) fluctuations in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds or other limits on obtaining capital; (4) changes in interest rates; (5) environmental problems; (6) overbuilding; (7) extended vacancies of properties; (8) increases in property taxes; and (9) changes in zoning laws and regulations. REITs are also subject to the risks related to their structure and focus such as dependency upon management and heavy cash flow, and limited diversification (e.g., focus on certain types of real estate such as apartment buildings or real estate located in certain areas). These reasons may cause REITs to be less liquid and more volatile than other publicly traded securities.

Sector Risk. The allocation of a significant portion of total assets to one or more sectors may make the Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser’s determination and the security’s price may not rise to what the Adviser believes is its full fair value. The security may even decrease in value.
Performance Information
The bar chart and average annual total returns table below illustrate the risks of investing in the Yield-Focus Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Yield-Focus Equity Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund’s website at www.meritageportfoliofunds.com or by calling (855) 261-0104.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Yield-Focus Equity Fund’s Institutional Shares.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 7.44% for the quarter ended June 30, 2014 and the lowest return for a quarter was (4.06%) for the quarter ended September 30, 2014. The Yield-Focus Equity Fund’s Institutional Shares year-to-date return as of November 30, 2015 was (7.74%).
The average annual total returns table shows how the Yield-Focus Equity Fund’s average annual returns compare with those of its benchmark, the Russell 3000® Value Index.
Average Annual Total Returns for the periods ending December 31, 2014:
Average Annual Total Returns - Meritage Yield-Focus Equity Fund		1 Year	Since inception [1]	Inception Date
Institutional Shares		6.61%	7.79%	Dec. 23, 2013
Institutional Shares | Return After Taxes on Distributions	[2],[3]	6.01%	7.20%	Dec. 23, 2013
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	[2],[3]	4.13%	5.88%	Dec. 23, 2013
Investor Shares		6.45%	7.53%	Dec. 23, 2013
Russell 3000® Value Index	[4]	12.70%	14.18%	Dec. 23, 2013
Zacks Multi-Asset Income Index TR	[5]	(3.50%)	(1.72%)	Dec. 23, 2013
[1]	The inception of the Yield-Focus Equity Fund was December 23, 2013.
[2]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	The Russell 3000® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[5]	The Zacks Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The universe of securities within the Index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts, MLPs, closed end funds, Canadian royalty trusts and traditional preferred stocks. Individuals cannot invest directly in an Index.